Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Transactions with Related Parties - Consolidated Balance Sheets (Table)

Consolidated Balance Sheets	As of	As of
	December 31, 2022	December 31, 2021
Assets:
Capital-Executive – advances from the Partnership (a)	$3,636	$—
Due from related party	$3,636	$—
Advances for vessels under construction – related party (b)	$24,000	$—
Liabilities:
CSM – payments on behalf of the Partnership (c)	705	92
Management fee payable to CSM (d)	25	25
Capital-Executive – payments on behalf of the Partnership (c)	—	1,188
Management fee payable to Capital-Executive (d)	—	417
Capital-Gas – payments on behalf of the Partnership (c)	107	721
Management fee payable to Capital-Gas (d)	179	342
Due to related parties	$1,016	$2,785

Transactions with Related Parties - Consolidated Statements of Comprehensive Income (Table)

	For the years ended December 31,
Consolidated Statements of Comprehensive Income	2022	2021	2020
Vessel operating expenses	$9,172	$5,923	$4,976
General and administrative expenses (e)	2,244	2,013	2,049